FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
FINANCIAL INSTRUMENTS

NOTE 20 – FINANCIAL INSTRUMENTS

Categories of financial assets and liabilities (USDm):		Quoted prices (level 1)	Observable input (level 2)	Unobservable input (level 3)	Fair value Total	Amortized cost	Carrying value

2018:

Loans and receivables
Freight receivables	1)	-	-	-	-	86.0	86.0
Other receivables		-	3.7	-	3.7	3.8	7.5
Cash and cash equivalents	1)	-	-	-	-	127.4	127.4
Total		-	3.7	-	3.7	217.2	220.9

Financial liabilities
Mortgage debt and bank loans	2)	-	-	-	-	724.3	724.3
Finance lease liabilities	1)	-	-	-	-	25.3	25.3
Trade payables	1)	-	-	-	-	35.1	35.1
Other liabilities	1)	-	3.4	-	3.4	33.1	36.5
Total		-	3.4	-	3.4	817.8	821.2

2017:

Loans and receivables
Freight receivables	1)	-	-	-	-	71.3	71.3
Other receivables		-	7.6	-	7.6	4.2	11.8
Cash and cash equivalents	1)	-	-	-	-	134.2	134.2
Total		-	7.6	-	7.6	209.7	217.3

Financial liabilities
Mortgage debt and bank loans	2)	-	-	-	-	720.9	720.9
Finance lease liabilities	1)	-	-	-	-	28.2	28.2
Trade payables	1)	-	-	-	-	26.2	26.2
Other liabilities	1)	-	-0.2	-	-0.2	34.0	33.8
Total		-	-0.2	-	-0.2	809.3	809.1

1) Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

2) See note 14.

There have been no transfers between level 1 and 2.

FAIR VALUE HIERARCHY FOR FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE IN THE BALANCE SHEET

Below please find the fair value hierarchy for financial instruments measured at fair value in the balance sheet. The financial instruments in question are grouped into levels 1 to 3 based on the degree to which the fair value is observable.

•	level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities
•	level 2 fair value measurements are those derived from input other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)
•	level 3 fair value measurements are those derived from valuation techniques that include input for the asset or liability that are not based on observable market data (unobservable input)

METHODS AND ASSUMPTIONS IN DETERMINING FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative part of other receivables and other payables

The fair value of derivatives in other receivables and other payables is measured using accepted valuation methods with input variables such as yield curves, forward curves, spreads, etc. and compared to financial counterparties to ensure acceptable valuations. The valuation methods discount the future fixed and estimated cash flows and valuation of any option elements. The fair value of derivatives